Income Taxes - Provision for Income Taxes Computed at Statutory Federal Income Tax Rate to Provision for Income Taxes (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision for income taxes at statutory rate					35.00%	35.00%
(Decreases) increases resulting from:
Federal tax credits					(9.50%)	(3.30%)
Change in valuation allowance					(24.90%)	(14.90%)
State tax expense, net of federal benefit					(5.30%)	0.90%
Meals and entertainment					0.20%	0.10%
Stock-based compensation expense					0.60%	3.50%
Change in fair value of preferred stock warrants					1.90%	1.00%
Non-deductible interest					0.10%	0.10%
Domestic production activity deduction					(2.20%)	(2.30%)
Change in uncertain tax positions					2.40%
Other					(0.10%)	(2.30%)
Effective income tax rate	11.20%	36.60%	10.60%	34.60%	(1.80%)	17.80%